WGF-Q3

Quarterly Report
July 31, 2026
MFS®  Global Growth Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Alcoholic Beverages – 1.9%
Kweichow Moutai Co. Ltd., “A”	76,856	$15,383,615
Apparel, Footwear, & Accessories – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	19,799	$10,848,253
Brokerage & Asset Managers – 1.8%
Brookfield Asset Management Ltd.	136,803	$6,617,407
Charles Schwab Corp.	74,698	7,861,217
		$14,478,624
Business Services – 8.0%
Accenture PLC, “A”	30,842	$5,117,305
CGI, Inc.	13,478	986,537
Experian PLC	324,846	12,319,199
Nomura Research Institute Ltd.	173,300	5,104,075
OBIC Co. Ltd.	335,800	9,471,208
Thomson Reuters Corp.	7,769	762,131
TransUnion	239,837	18,855,985
Verisk Analytics, Inc., “A”	67,756	13,202,256
		$65,818,696
Construction – 3.5%
Otis Worldwide Corp.	83,086	$5,978,038
Pool Corp.	45,672	8,481,747
Sherwin-Williams Co.	22,238	7,579,822
Sika AG	31,086	6,992,379
		$29,031,986
Consumer Products – 4.2%
Church & Dwight Co., Inc.	151,544	$14,974,063
L’Oréal S.A.	43,494	19,407,518
		$34,381,581
Diversified Financial Services – 9.1%
CME Group, Inc.	22,918	$6,137,211
London Stock Exchange Group PLC	69,361	7,850,558
Mastercard, Inc., “A”	24,042	13,778,470
Moody's Corp.	38,091	18,221,973
Visa, Inc., “A”	78,113	28,599,513
		$74,587,725
Electrical Equipment – 8.7%
Amphenol Corp., “A”	112,339	$18,052,877
Eaton Corp. PLC	31,379	13,028,561
Hubbell, Inc.	29,671	14,021,031
Schneider Electric SE	56,579	18,993,465
TE Connectivity PLC	35,875	7,379,129
		$71,475,063
Entertainment & Leisure – 2.4%
Tencent Holdings Ltd.	330,900	$20,050,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 0.7%
Nestle S.A.	28,446	$2,841,048
PepsiCo, Inc.	18,161	2,534,549
		$5,375,597
Hardware, Peripherals, & Assembly – 2.4%
Apple, Inc.	62,583	$19,332,515
Insurance – 2.7%
Aon PLC	55,187	$19,897,673
Marsh & McLennan Cos., Inc.	13,230	2,509,599
		$22,407,272
Interactive Media Services – 4.7%
Alphabet, Inc., “A”	107,367	$38,236,610
Machinery & Tools – 5.4%
Atlas Copco AB	340,820	$7,213,651
Daikin Industries Ltd.	86,600	12,552,690
Graco, Inc.	114,080	9,055,670
Keyence Corp.	31,600	15,879,664
		$44,701,675
Media – 0.3%
NAVER Corp.	12,647	$1,837,473
Walt Disney Co.	5,974	574,639
		$2,412,112
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	3,940	$644,446
Veeva Systems, Inc. (a)	4,610	939,426
		$1,583,872
Medical Equipment – 13.6%
Agilent Technologies, Inc.	120,406	$16,660,578
Becton, Dickinson and Co.	24,688	4,088,826
Boston Scientific Corp. (a)	298,271	13,938,204
Danaher Corp.	61,968	12,082,521
Mettler-Toledo International, Inc. (a)	7,705	10,912,591
STERIS PLC	74,072	16,918,045
Stryker Corp.	14,249	4,640,899
Thermo Fisher Scientific, Inc.	25,569	14,684,277
Waters Corp. (a)	47,815	18,041,078
		$111,967,019
Non-Global Systemically Important Banks – 2.1%
Credicorp Ltd.	3,673	$1,471,330
HDFC Bank Ltd.	1,985,350	15,567,150
		$17,038,480
Retail & E-commerce – 6.2%
Amazon.com, Inc. (a)	127,340	$34,582,997
B&M European Value Retail S.A.	352,685	1,058,087
Dollarama, Inc.	17,977	2,448,955
Ross Stores, Inc.	24,710	6,203,940
TJX Cos., Inc.	42,704	6,719,048
		$51,013,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 12.2%
Analog Devices, Inc.	5,189	$1,906,490
Broadcom, Inc.	27,476	10,695,857
NVIDIA Corp.	181,106	36,357,030
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	123,941	50,103,149
Texas Instruments, Inc.	4,659	1,284,673
		$100,347,199
Software – 3.1%
Intuit, Inc.	25,013	$7,905,859
Microsoft Corp.	37,102	17,242,041
		$25,147,900
Telecom - Infrastructure – 0.9%
American Tower Corp., REIT	10,794	$1,871,248
Cellnex Telecom S.A.	181,926	5,637,003
		$7,508,251
Transportation & Logistics – 0.5%
Canadian Pacific Kansas City Ltd.	46,467	$4,130,452
Travel, Gaming, & Lodging – 1.8%
Hilton Worldwide Holdings, Inc.	46,899	$15,030,660
Utilities – 1.8%
CMS Energy Corp.	207,523	$14,939,581
Total Common Stocks		$817,228,219
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.73% (v)	4,754,441	$4,755,391

Other Assets, Less Liabilities – (0.1)%		(700,857)
Net Assets – 100.0%		$821,282,753

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,755,391 and
$817,228,219, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$561,700,768	$—	$—	$561,700,768
Taiwan	50,103,149	—	—	50,103,149
France	30,255,771	18,993,465	—	49,249,236
Japan	5,104,075	37,903,562	—	43,007,637
China	35,434,069	—	—	35,434,069
United Kingdom	8,908,645	12,319,199	—	21,227,844
India	15,567,150	—	—	15,567,150
Canada	14,945,482	—	—	14,945,482
Switzerland	6,992,379	2,841,048	—	9,833,427
Other Countries	7,108,333	9,051,124	—	16,159,457
Investment Companies	4,755,391	—	—	4,755,391
Total	$740,875,212	$81,108,398	$—	$821,983,610
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,108,581	$157,758,692	$161,114,667	$2,592	$193	$4,755,391

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$189,218	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2026, are as follows:
United States	68.9%
Taiwan	6.1%
France	6.0%
Japan	5.2%
China	4.3%
United Kingdom	2.6%
India	1.9%
Canada	1.8%
Switzerland	1.2%
Other Countries	2.0%